MARCH 26, 2010

                           TOUCHSTONE INVESTMENT TRUST

                           TOUCHSTONE HIGH YIELD FUND
                            TOUCHSTONE CORE BOND FUND
                          TOUCHSTONE MONEY MARKET FUND
                   TOUCHSTONE INSTITUTIONAL MONEY MARKET FUND

   SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 28, 2010, AMENDED MARCH 1, 2010

          NOTICE OF CHANGE OF WHEN THE FUNDS CAN BE PURCHASED AND SOLD

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading.

              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.